Document and Entity Information	Aug. 06, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 06, 2020
Entity Registrant Name	Turtle Beach Corporation
Entity Central Index Key	0001493761
Entity Emerging Growth Company	false
Entity File Number	001-35465
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	27-2767540
Entity Address, Address Line One	11011 Via Frontera
Entity Address, Address Line Two	Suite A/B
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92127
City Area Code	888
Local Phone Number	496-8001
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	HEAR
Security Exchange Name	NASDAQ